Accounts receivable - Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Accounts receivable	$ 6,123	$ 10,259
Accrued contract revenue	4,850	4,451
Lease receivable	0	28
Allowance for expected credit losses	(1,049)	(1,181)	$ (1,212)	$ (1,095)
Net accounts receivable	$ 9,924	$ 13,557